Commitments and Contingencies - Additional Information (Detail) - USD ($)									1 Months Ended			3 Months Ended				9 Months Ended	12 Months Ended
	Sep. 30, 2022	Aug. 09, 2022	Mar. 29, 2022	Oct. 19, 2021	Mar. 24, 2021	Jun. 28, 2019	Jan. 09, 2017	Nov. 30, 2016	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2021
Commitments And Contingencies [Line Items]
Additional shares issued pursuant to distribution reinvestment plan, value												$ 5,243,398	$ 5,388,138	$ 5,111,955	$ 3,737,890		$ 19,564,929	$ 15,954,081	$ 16,046,534
Maximum weighted-average number of shares outstanding percentage																100.00%
Redemptions of common stock, value												$ 112	$ 130	$ 67	$ 70		390	$ 165	$ 592
Incremental assets under management		$ 700,000,000				$ 700,000,000											$ 472,000,000
Earn Out Unit Exchange Per Share				$ 10.66		$ 10.66										$ 10.66	$ 10.66
Loss Contingency Other Non Cancellable Future Payments Due In Year Two	$ 2,500,000															$ 2,500,000
Loss Contingency Other Non Cancellable Future Payments Due In Year One	$ 2,400,000															2,400,000
Loss Contingency Other Non Cancellable Future Payments Due Year One	2023
Loss Contingency Other Non Cancellable Future Payments Due Year Two	2024
SST VI
Commitments And Contingencies [Line Items]
Additional Preferred Debt In Operating Partnership																20,000,000	$ 38,200,000
SSGT III Mezzanine Loan
Commitments And Contingencies [Line Items]
Additional Preferred Debt In Operating Partnership																$ 8,000,000
Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Amendment, suspension or termination period for distribution reinvestment Plan																	10 days
Sales commissions, dealer manager fee, or stockholder servicing fee payable																	$ 0
Amendment, suspension or termination period of share																10 days
Distribution Reinvestment Plan | Maximum
Commitments And Contingencies [Line Items]
Additional shares issued pursuant to distribution reinvestment plan, value								$ 100,900,000
Share Redemption Program
Commitments And Contingencies [Line Items]
Amendment, suspension or termination period of share																30 days	30 days
Net asset value per share and redemption price				15.08
Maximum weighted-average number of shares outstanding percentage																5.00%	5.00%
Redemptions of common stock (in shares)																	400,000	200,000	4,900,000
Redemptions of common stock, value									$ 1,700,000	$ 700,000	$ 400,000						$ 5,600,000	$ 2,000,000	$ 500,000
Share Redemption Program | Subsequent Event
Commitments And Contingencies [Line Items]
Redemptions of common stock, value									$ 1,700,000
Operating Partnership Redemption Rights
Commitments And Contingencies [Line Items]
Number of shares issuable upon conversion of partnership units																1	1
Requisite minimum outstanding period for conversion eligibility																1 year	1 year
Class A and Class T Common Stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Estimated value per share under distribution reinvestment plan				15.08																$ 15.08
Class A Common stock
Commitments And Contingencies [Line Items]
Earn Out Unit Exchange Per Share				$ 10.66
Class A Common stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan							1,100,000			6,900,000
Class T Common stock | Distribution Reinvestment Plan
Commitments And Contingencies [Line Items]
Shares issued pursuant to distribution reinvestment plan							100,000										1,000,000
Redeemable Common Stock | Share Redemption Program
Commitments And Contingencies [Line Items]
Redemptions of common stock, value																	$ 3,900,000	$ 1,300,000	$ 4,500,000
Class A2 Units [Member]
Commitments And Contingencies [Line Items]
Number of shares issuable upon conversion of partnership units		1,094,434	1,094,434		1,094,434
Limited Partnership Units						3,283,302
Class A2 Units [Member] | Maximum
Commitments And Contingencies [Line Items]
Incremental assets under management						$ 500,000,000
Class A2 Units [Member] | Minimum
Commitments And Contingencies [Line Items]
Incremental assets under management						$ 300,000,000
Class A1 Unit [Member]
Commitments And Contingencies [Line Items]
Number of shares issuable upon conversion of partnership units		1,094,434	1,094,434		1,121,795